Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Total	Issued capital [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Series 1 preferred shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]
Balance at Oct. 31, 2022			$ 225,982,000	$ 13,647,000	$ 1,612,000	$ 109,335,000	$ 99,000
Statement Line Items [Line Items]
Increase (decrease) through exercise of options, equity	$ 280,000		280,000
Purchased and cancelled during the year	(13,300,000)		(11,438,000)	0		(1,900,000)
Redemption of preferred shares				0
Stock-based compensation (note 15)					901,000
Part VI tax					0
Adjustment for purchased and cancelled common shares						(1,854,000)
Transfer of transaction costs on redemption of Series 1, preferred shares (note 14)						0
Net income	42,162,000					42,162,000
Dividends paid on common and preferred shares						(3,600,000)
Other comprehensive income (loss)							32,000
Balance at Oct. 31, 2023	377,158,000	$ 228,471,000	214,824,000	13,647,000	2,513,000	146,043,000	131,000
Statement Line Items [Line Items]
Increase (decrease) through exercise of options, equity	607,000		786,000
Purchased and cancelled during the year			0	(13,647,000)
Redemption of preferred shares				(13,647,000)
Stock-based compensation (note 15)					168,000
Part VI tax					(196,000)
Adjustment for purchased and cancelled common shares						0
Transfer of transaction costs on redemption of Series 1, preferred shares (note 14)						(965,000)
Net income	39,748,000					39,748,000
Dividends paid on common and preferred shares						(3,588,000)
Other comprehensive income (loss)							(261,000)
Balance at Oct. 31, 2024	$ 399,203,000	$ 215,610,000	$ 215,610,000	$ 0	$ 2,485,000	$ 181,238,000	$ (130,000)